Vulnerability due to certain concentrations - Zeiss (Details)	12 Months Ended
	Dec. 31, 2020 Rate	Dec. 31, 2019 Rate	Dec. 31, 2018 Rate
Risks and Uncertainties [Abstract]
Aggregate cost of system sales purchased from Carl Zeiss SMT GmbH	28.20%	28.30%	28.30%